Other Payables (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Employees	[1]	$ 322	$ 294
Current tax liabilities		87	78
Accrued expenses		76	70
Governmental (mainly in respect of royalties)		75	67
Income received in advance		17	7
Derivative designated as an economic hedge		43	8
Others		84	63
Other payables		$ 704	$ 587

[1]	Including post-employment liabilities in the amount of $40 million and $29 million as at December 31, 2020 and 2019 respectively. See note 16.